EMPLOYEE BENEFIT PLANS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
EMPLOYEE BENEFIT PLANS
Components of the net periodic benefit costs

    Components of the net periodic benefit costs for the three months ended March 31, 2014 and 2013 were as follows (dollars in millions):

	Defined Benefit Plans		Other Postretirement Benefit Plans
	Three months ended March 31,		Three months ended March 31,
	2014	2013	2014	2013
Service cost	$15	$17	$1	$1
Interest cost	37	33	1	1
Expected return on assets	(49)	(44)	—	—
Amortization of prior service benefit	(1)	(2)	(1)	—
Amortization of actuarial loss	15	21	—	—
Special termination benefits	3	5	—	—
Settlement loss	1	—	—	—

Net periodic benefit cost	$21	$30	$1	$2

Components of net periodic benefit costs for the years ended December 31, 2013, 2012 and 2011 were as follows (dollars in millions):

	Defined Benefit Plans
	U.S. plans			Non-U.S. plans
	2013	2012	2011	2013	2012	2011
Service cost	$31	$26	$23	$38	$32	$44
Interest cost	40	42	44	90	102	110
Expected return on plan assets	(50)	(48)	(47)	(124)	(133)	(140)
Amortization of prior service cost	(7)	(6)	(4)	1	(1)	(2)
Amortization of actuarial loss	35	21	16	49	28	21
Settlement loss	—	—	—	12	13	—
Special termination benefits	—	—	—	9	—	8

Net periodic benefit cost	$49	$35	$32	$75	$41	$41

	Other Postretirement Benefit Plans
	U.S. plans			Non-U.S. plans
	2013	2012	2011	2013	2012	2011
Service cost	$4	$4	$3	$—	$—	$—
Interest cost	5	7	7	—	1	1
Amortization of prior service cost	(2)	(3)	(3)	—	—	—
Amortization of actuarial loss	2	2	2	—	—	—

Net periodic benefit cost	$9	$10	$9	$—	$1	$1